CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Rserves [Member]	Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020			$ 5,871,089	$ 437,549	$ 1,084,383	$ 494,046	$ 244,228	$ 8,131,295
Beginning balance , shares at Dec. 31, 2020	4,750
Net loss attributable to Infobird Co., Ltd					(13,872,232)			(13,872,232)
Net loss attributable to noncontrolling interests							(353,681)	(353,681)
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs			20,797,244					20,797,244
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs, shares	1,594
Statutory reserve				11,587	(11,587)
Noncontrolling interest from acquisition							955,693	955,693
Share-based compensations for consulting services			140,467					140,467
Share-based compensations for consulting services, shares	18
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2022
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2022, shares	5
Foreign currency translation adjustment						98,172	3,912	102,084
Ending balance, value at Dec. 31, 2021			26,808,800	449,136	(12,799,436)	592,218	850,152	15,900,870
Ending balance, shares at Dec. 31, 2021	6,367
Net loss attributable to Infobird Co., Ltd					(15,266,979)			(15,266,979)
Net loss attributable to noncontrolling interests							(919,106)	(919,106)
CB convert to ordinary shares, net of issuance costs			6,250,000					6,250,000
CB convert to ordinary shares, net of issuance costs, shares	15,625
Statutory reserve
PIPE, net of issuance costs			763,810					763,810
PIPE, net of issuance costs, shares	1,875
Share-based compensations for consulting services			10,133					10,133
Foreign currency translation adjustment						(230,563)	(6,483)	(237,046)
Ending balance, value at Dec. 31, 2022			33,832,743	449,136	(28,066,415)	361,655	(75,437)	6,501,682
Ending balance, shares at Dec. 31, 2022	23,867
Net loss attributable to Infobird Co., Ltd					(2,576,531)			(2,576,531)
Net loss attributable to noncontrolling interests							(291,626)	(291,626)
Issued ordinary shares under F3, net of issuance costs			4,522,313					4,522,313
Issued ordinary shares under F3, net of issuance costs, shares	4,808
Warrants convert to ordinary shares
Warrants convert to ordinary shares, shares	3,125
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023, shares	77
Issued ordinary shares under F3, net of issuance costs	$ 8		44,999,992					45,000,000
Issued ordinary shares under F3, net of issuance costs, shares	826,396
CB convert to ordinary shares, net of issuance costs			2,775,000					2,775,000
CB convert to ordinary shares, net of issuance costs, shares	34,688
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023, shares	4,179
CB convert to ordinary shares, net of issuance costs	$ 2		909,701					909,703
CB convert to ordinary shares, net of issuance costs, shares	168,623
Issued ordinary shares under F3, net of issuance costs	$ 2	(1,184,676)	1,184,674
Issued ordinary shares under F3, net of issuance costs, shares	215,000
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2024	$ 1		(1)
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2024, shares	62,236
Foreign currency translation adjustment						384,898	8,706	393,604
Deconsolidation of discontinued operations			(4,841,360)	(449,136)	6,038,505	(748,009)	358,357	358,357
Ending balance, value at Dec. 31, 2023	$ 13	$ (1,184,676)	$ 83,383,062		$ (24,604,441)	$ (1,456)		$ 57,592,502
Ending balance, shares at Dec. 31, 2023	1,342,999